Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following table (our “Pay-for-Performance Table”) reports the compensation of our principal executive officer (“PEO”) and the average compensation of our other NEOs for the past three fiscal years as reported in our Summary Compensation Table. The information reported in the Pay-for-Performance Table is meant to reflect the relationship between the executive compensation that the Company actually paid and certain measures of the Company’s financial performance. For information regarding the Company’s pay-for-performance philosophy and how we align executive compensation with the Company’s financial performance, refer to our CD&A.
	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income ($) (in thousands)(6)	Return on Average Common Equity (%)(7)
Year					Total Shareholder Return ($)(4)	Peer Group Total Shareholder Return ($)(5)
2023	$2,403,025	$2,403,025	$287,220	$288,177	$183.56	$153.23	$411,768	15.41%
2022	$2,400,081	$2,400,081	$321,179	$329,369	$150.50	$154.69	$300,232	12.52%
2021	$2,882,996	$2,882,996	$255,396	$287,130	$135.66	$161.36	$253,922	11.28%

(1)
Dennis E. Nixon, our PEO, was our CEO and Chairman for each of the years presented.

(2)
During 2021, 2022 and 2023, our non-PEO NEOs included Judith I. Wawroski (our PFO), Julie L. Tarvin, and Dalia F. Martinez which reflects all of our non-PEO NEOs who received total compensation of at least $100,000. The amounts reported for the non-PEO NEOs represent the average of the amounts reported for the non-PEO NEOs in the “Total” column of the Summary Compensation Table for each applicable year.

(3)
Compensation “actually paid” is calculated in accordance with Item 402(v) of Regulation S-K. The table below sets forth each Item 402(v)-required adjustment to the equity awards granted to our non-PEO NEOs during each year presented in the table to calculate the average of the total compensation actually paid to our non-PEO NEOs during each year, as reported in the Summary Compensation Table. Each adjustment represents the average of the amounts reported for the non-PEO NEOs for each covered year. The amounts reported do not reflect the actual amount of compensation earned by or paid to the non-PEO NEOs during the applicable year. For each of the years presented in the table, the compensation paid to our PEO as reported in the Summary Compensation Table is the same as the compensation actually paid to our PEO because we did not grant any equity awards to our PEO. Accordingly, our PEO is excluded from the table below. Values reported in the table below are roundest to the nearest dollar.

	Non-PEO NEOs
	2023	2022	2021
Average Summary Compensation Table Total	$287,220	$321,179	$255,396
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	0	-50,250	0
Increase for fair value of awards granted during year that remain outstanding and unvested as of covered year end	0	47,070	0
Increase/deduction for change in fair value from prior year-end to covered year-end of awards granted prior to covered year that were outstanding and unvested as of covered year-end	16,812	11,995	10,937
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	-15,855	-625	20,798
Total Adjustments	$957	$8,190	$31,734
Compensation “Actually Paid”	$288,177	$329,369	$287,130
(4)
The amounts shown above represent the Company’s cumulative total shareholder return (“TSR”) on an assumed investment of $100 in shares of our Common Stock over the indicated measurement period. Cumulative TSR is calculated by dividing (i) the sum of the cumulative amount of dividends on our Common Stock for the measurement period (if any), assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period, by (ii) the Company’s share price at the beginning of the measurement period.

(5)
The amounts shown above represent the cumulative peer group TSR on an assumed investment of $100, weighted according to the respective peer group companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used by the Company consists of the companies used in the Company’s performance graph as required by Item 201(e) of Regulation S-K and reported in the “Equity Compensation Plan Information” section of our audited financial statements for fiscal year 2023, which are included in Exhibit 13 to our Annual Report on Form 10-K; namely, the S&P 400 Bank Index.

(6)
The dollar amounts reported represent the amount of net income available to common shareholders reflected in the Company’s audited financial statements for the applicable year (in thousands).

(7)
The Company has identified return on average common equity (“ROE”), as adjusted for each year indicated as its Company-Selected Measure. Although the Company uses several financial and non-financial performance metrics to evaluate the Company’s performance for purposes of compensation programs, we believe ROE represents the most important financial performance measure that we used to link compensation actually paid to our PEO and non-PEO NEOs for the most recent fiscal year to the Company’s performance.

Company Selected Measure Name	Return on Average Common Equity
Named Executive Officers, Footnote
(1)
Dennis E. Nixon, our PEO, was our CEO and Chairman for each of the years presented.

(2)
	During 2021, 2022 and 2023, our non-PEO NEOs included Judith I. Wawroski (our PFO), Julie L. Tarvin, and Dalia F. Martinez which reflects all of our non-PEO NEOs who received total compensation of at least $100,000.
Peer Group Issuers, Footnote
(5)
The amounts shown above represent the cumulative peer group TSR on an assumed investment of $100, weighted according to the respective peer group companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used by the Company consists of the companies used in the Company’s performance graph as required by Item 201(e) of Regulation S-K and reported in the “Equity Compensation Plan Information” section of our audited financial statements for fiscal year 2023, which are included in Exhibit 13 to our Annual Report on Form 10-K; namely, the S&P 400 Bank Index.

PEO Total Compensation Amount	$ 2,403,025	$ 2,400,081	$ 2,882,996
PEO Actually Paid Compensation Amount	2,403,025	2,400,081	2,882,996
Non-PEO NEO Average Total Compensation Amount	287,220	321,179	255,396
Non-PEO NEO Average Compensation Actually Paid Amount	$ 288,177	329,369	287,130
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation “actually paid” is calculated in accordance with Item 402(v) of Regulation S-K. The table below sets forth each Item 402(v)-required adjustment to the equity awards granted to our non-PEO NEOs during each year presented in the table to calculate the average of the total compensation actually paid to our non-PEO NEOs during each year, as reported in the Summary Compensation Table. Each adjustment represents the average of the amounts reported for the non-PEO NEOs for each covered year. The amounts reported do not reflect the actual amount of compensation earned by or paid to the non-PEO NEOs during the applicable year. For each of the years presented in the table, the compensation paid to our PEO as reported in the Summary Compensation Table is the same as the compensation actually paid to our PEO because we did not grant any equity awards to our PEO. Accordingly, our PEO is excluded from the table below. Values reported in the table below are roundest to the nearest dollar.

	Non-PEO NEOs
	2023	2022	2021
Average Summary Compensation Table Total	$287,220	$321,179	$255,396
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	0	-50,250	0
Increase for fair value of awards granted during year that remain outstanding and unvested as of covered year end	0	47,070	0
Increase/deduction for change in fair value from prior year-end to covered year-end of awards granted prior to covered year that were outstanding and unvested as of covered year-end	16,812	11,995	10,937
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	-15,855	-625	20,798
Total Adjustments	$957	$8,190	$31,734
Compensation “Actually Paid”	$288,177	$329,369	$287,130

Compensation Actually Paid vs. Total Shareholder Return	PEO and Average Other NEOs Compensation Actually Paid vs. Company and Peer Group TSR
Compensation Actually Paid vs. Net Income	PEO and Average Other NEOs Compensation Actually Paid vs. GAAP Net Income
Compensation Actually Paid vs. Company Selected Measure	PEO and Average Other NEOs Compensation Actually Paid vs. Company-Selected Measure
Total Shareholder Return Vs Peer Group	PEO and Average Other NEOs Compensation Actually Paid vs. Company and Peer Group TSR
Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following provides a list of the financial performance measures that we believe are the most important financial performance measures used to link NEO compensation to company performance. For more information, see “Executive Compensation — Compensation Discussion and Analysis.” Although we do not in practice use any performance measures to link compensation “actually paid” (as calculated herein) to company performance, we are providing this list in accordance with Item 402(v) of Regulation S-K to provide information on performance measures used by the Compensation Committee to determine NEO compensation, as more fully described in “Executive Compensation — Compensation Discussion and Analysis.”
1.
total shareholders’ return;

2.
net income;

3.
return on average assets; and

4.
return on average equity.

Total Shareholder Return Amount	$ 183.56	150.5	135.66
Peer Group Total Shareholder Return Amount	153.23	154.69	161.36
Net Income (Loss)	$ 411,768	$ 300,232	$ 253,922
Company Selected Measure Amount	15.41	12.52	11.28
PEO Name	Dennis E. Nixon
Measure:: 1
Pay vs Performance Disclosure
Name	total shareholders’ return
Measure:: 2
Pay vs Performance Disclosure
Name	net income
Measure:: 3
Pay vs Performance Disclosure
Name	return on average assets
Measure:: 4
Pay vs Performance Disclosure
Name	return on average equity
Non-GAAP Measure Description
(7)
The Company has identified return on average common equity (“ROE”), as adjusted for each year indicated as its Company-Selected Measure. Although the Company uses several financial and non-financial performance metrics to evaluate the Company’s performance for purposes of compensation programs, we believe ROE represents the most important financial performance measure that we used to link compensation actually paid to our PEO and non-PEO NEOs for the most recent fiscal year to the Company’s performance.

Non-PEO NEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 957	$ 8,190	$ 31,734
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	50,250	0
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	47,070	0
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,812	11,995	(10,937)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 15,855	$ (625)	$ (20,798)